Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Consumer Portfolio Services, Inc. (the “Company”)

Credit Suisse Securities (USA) LLC

Citigroup Global Markets Inc.

(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2021-A – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “bb.Pool_2021-A_113020_Indicative.xlsx,” provided by the Company on December 4, 2020, containing information related to 8,733 automobile retail installment sale contracts (“Receivables”) as of November 30, 2020 (the “Data File”), which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2021-A. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Title Document” means a scanned image of the Certificate of Title, Application for Title, Application for Certificate of Ownership, Dealer Guarantee of Title Delivery, CPS Guarantee of Title, Application for Registration, Application for Dealer Assignment, Lien Entry Form, or Electronic Title in the CPS Title Management System.

•	The term “Insurance Document” means a scanned image of the Insurance Card, Agreement to Provide Insurance, Insurance Verification Form, or Insurance Verification system screen shot.

•	The term “Receivable File” means any file containing some or all of the following documents for each Sample Receivable (defined below): Installment Sale Contract (which includes any related Addendum to the Installment Sale Contract and/or Retail Installment Sale Contract Simple Interest Finance Change letter) (not applicable for direct loans), Federal Truth in Lending Disclosure Statement (within Installment Sale Contract or as a stand-alone document for direct loans), Title Document, Insurance Document, and Credit Application (not applicable for direct loans). The Receivable File, provided to us by the Company, was represented to be a scanned image of the original Receivable File. The Receivable File was accessed through the Company’s data imaging system using one of the Company’s computer terminals. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

We were instructed by the Company to perform the following agreed-upon procedures on the Receivables in the Data File.

A.	The Company instructed us to select a random sample of 150 Receivables from the Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Receivables we were instructed to randomly select from the Data File.

B.	For each Sample Receivable, we performed the procedures listed below using the Receivable File. The absence of any of the Receivable File or the inability to agree the indicated information from the Data File to the Receivable File, utilizing instructions provided by the Company (as applicable) indicated below, for each of the attributes identified constituted an exception. The Receivable File are listed in the order of priority until such attribute was agreed.

Attribute	Receivable File / Company’s Instructions

Obligor’s First Name and Last Name	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement), Credit Application

Contract Date	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)

Original Term	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)

Original Amount Financed	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)

Scheduled Monthly Payment Amount	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).

Annual Percentage Rate (“APR”)	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).

Vehicle Type (New or Used)	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement). For purposes of this attribute, the Company instructed to consider an entry of “C” in the Data File to be a Used vehicle.

Vehicle Make	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).

Vehicle Model	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).

The information regarding the Sample Receivables was found to be in agreement with the respective information appearing in the Receivable Files.

C.	In addition to the procedures described above, for each Sample Receivable, we observed the presence of the following in the Receivable File:

1.	Title Document. We were instructed by the Company to observe that the Company’s name appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party. The Company informed us that “CPS, Inc.,” “CPS,” “CPS Incorporated,” “Consumer Portfolio Services,” “Consumer Portfolio Services In,” “Consumer Portfolio Services, Inc.,” “Consumer Portfolio Svcs,” “Consumer Portfolio Svcs., Inc.,” “Consumer Portfolio Serv,” “Consumer Portfolio Servic,” “Consumer Portfolio S,” and “C.P.S. Inc.” were acceptable names for the Company.

2.	Proof of Insurance. The Company informed us that a copy of the Insurance Document was acceptable proof of insurance.

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information included in the Data File, the Receivable Files, and instructions provided by the Company, without verification or evaluation of such information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Receivables, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Receivable Files which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, CA

December 21, 2020

Exhibit A

The Sample Receivables
Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]
1	2021A001	51	2021A051	101	2021A101
2	2021A002	52	2021A052	102	2021A102
3	2021A003	53	2021A053	103	2021A103
4	2021A004	54	2021A054	104	2021A104
5	2021A005	55	2021A055	105	2021A105
6	2021A006	56	2021A056	106	2021A106
7	2021A007	57	2021A057	107	2021A107
8	2021A008	58	2021A058	108	2021A108
9	2021A009	59	2021A059	109	2021A109
10	2021A010	60	2021A060	110	2021A110
11	2021A011	61	2021A061	111	2021A111
12	2021A012	62	2021A062	112	2021A112
13	2021A013	63	2021A063	113	2021A113
14	2021A014	64	2021A064	114	2021A114
15	2021A015	65	2021A065	115	2021A115
16	2021A016	66	2021A066	116	2021A116
17	2021A017	67	2021A067	117	2021A117
18	2021A018	68	2021A068	118	2021A118
19	2021A019	69	2021A069	119	2021A119
20	2021A020	70	2021A070	120	2021A120
21	2021A021	71	2021A071	121	2021A121
22	2021A022	72	2021A072	122	2021A122
23	2021A023	73	2021A073	123	2021A123
24	2021A024	74	2021A074	124	2021A124
25	2021A025	75	2021A075	125	2021A125
26	2021A026	76	2021A076	126	2021A126
27	2021A027	77	2021A077	127	2021A127
28	2021A028	78	2021A078	128	2021A128
29	2021A029	79	2021A079	129	2021A129
30	2021A030	80	2021A080	130	2021A130
31	2021A031	81	2021A081	131	2021A131
32	2021A032	82	2021A082	132	2021A132
33	2021A033	83	2021A083	133	2021A133
34	2021A034	84	2021A084	134	2021A134
35	2021A035	85	2021A085	135	2021A135
36	2021A036	86	2021A086	136	2021A136
37	2021A037	87	2021A087	137	2021A137
38	2021A038	88	2021A088	138	2021A138
39	2021A039	89	2021A089	139	2021A139
40	2021A040	90	2021A090	140	2021A140
41	2021A041	91	2021A091	141	2021A141
42	2021A042	92	2021A092	142	2021A142
43	2021A043	93	2021A093	143	2021A143
44	2021A044	94	2021A094	144	2021A144
45	2021A045	95	2021A095	145	2021A145
46	2021A046	96	2021A096	146	2021A146
47	2021A047	97	2021A097	147	2021A147
48	2021A048	98	2021A098	148	2021A148
49	2021A049	99	2021A099	149	2021A149
50	2021A050	100	2021A100	150	2021A150

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1 The Company has assigned a unique eight digit Receivable Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Customer Account Numbers.